Information by Segment and Geographic Areas - Summary (Details) T in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) T	Dec. 31, 2017 BRL (R$) T	Dec. 31, 2016 BRL (R$) T	Dec. 31, 2015 BRL (R$)
Operating segments
Net sales revenue	R$ 13,443,376	R$ 10,580,673	R$ 9,839,162
Cost of sales	(6,922,331)	(6,496,304)	(6,563,080)
Gross profit	R$ 6,521,045	R$ 4,084,369	R$ 3,276,082
Gross margin	48.50%	38.60%	33.30%
Operating income (expenses)	R$ (1,513,234)	R$ (805,917)	R$ (2,001,098)
Selling expenses	(598,726)	(423,325)	(416,310)
General and administrative expenses	(825,209)	(528,974)	(427,100)
Other operating income (expenses), net	(96,875)	140,510	(1,150,561)
Equity pick-up	7,576	5,872	(7,127)
Operating profit before net financial income	R$ 5,007,811	R$ 3,278,452	R$ 1,274,984
Operating margin (%)	37.30%	31.00%	13.00%
Financial result, net	R$ (4,842,513)	R$ (1,018,840)	R$ 1,121,720
Income (loss) before income taxes	165,298	2,259,612	2,396,704
Income taxes	154,516	(438,618)	(718,889)
Net income (loss) for the year	R$ 319,814	R$ 1,820,994	R$ 1,677,815
Profit margin for the year (%)	2.50%	17.20%	17.10%
Depreciation, depletion and amortization	R$ 1,563,223	R$ 1,402,778	R$ 1,403,518
Total assets	53,932,644	28,526,195	29,371,275
Total liabilities	41,906,709	16,909,584	19,246,286
Controlling interest equity	12,012,007	11,616,611	10,124,989
Non-controlling interest in subsidiaries' equity	13,928
Total equity	R$ 12,025,935	R$ 11,616,611	R$ 10,124,989	R$ 9,187,759
Products sold (in tons) | T	4,481,356	4,821,938	4,716,782
Domestic
Operating segments
Net sales revenue	R$ 4,051,642	R$ 3,222,158	R$ 3,276,248
Products sold (in tons) | T	1,176,379	1,192,419	1,236,972
Foreign
Operating segments
Net sales revenue	R$ 9,391,734	R$ 7,358,515	R$ 6,562,914
Products sold (in tons) | T	3,304,977	3,629,519	3,479,810
Asia
Operating segments
Net sales revenue	R$ 3,939,693	R$ 3,009,454	R$ 2,534,398
Europe
Operating segments
Net sales revenue	3,036,010	2,401,734	2,105,505
North America
Operating segments
Net sales revenue	1,551,738	1,221,760	1,226,160
South and Central America
Operating segments
Net sales revenue	823,632	699,164	639,978
Africa
Operating segments
Net sales revenue	40,661	26,404	56,873
Pulp
Operating segments
Net sales revenue	8,783,272	6,920,494	6,144,123
Cost of sales	(3,965,912)	(3,937,036)	(4,082,147)
Gross profit	R$ 4,817,360	R$ 2,983,458	R$ 2,061,976
Gross margin	54.80%	43.10%	33.60%
Operating income (expenses)	R$ (626,887)	R$ (104,985)	R$ (1,347,490)
Selling expenses	(212,869)	(163,879)	(177,098)
General and administrative expenses	(275,859)	(185,141)	(149,485)
Other operating income (expenses), net	(138,159)	244,035	(1,020,907)
Operating profit before net financial income	R$ 4,190,473	R$ 2,878,473	R$ 714,486
Operating margin (%)	47.70%	41.60%	11.60%
Income (loss) before income taxes	R$ 4,190,473	R$ 2,878,473	R$ 714,486
Net income (loss) for the year	R$ 4,190,473	R$ 2,878,473	R$ 714,486
Profit margin for the year (%)	47.70%	41.60%	11.60%
Depreciation, depletion and amortization	R$ 1,105,381	R$ 1,007,280	R$ 1,006,222
Total assets	19,798,067	18,901,493	17,765,172
Total liabilities	R$ 670,041	R$ 637,451	R$ 815,332
Products sold (in tons) | T	3,225,719	3,631,831	3,528,378
Pulp | Domestic
Operating segments
Net sales revenue	R$ 744,566	R$ 624,320	R$ 703,820
Products sold (in tons) | T	298,005	376,502	410,564
Pulp | Foreign
Operating segments
Net sales revenue	R$ 8,038,706	R$ 6,296,174	R$ 5,440,303
Products sold (in tons) | T	2,927,714	3,255,329	3,117,814
Pulp | Asia
Operating segments
Net sales revenue	R$ 3,837,998	R$ 2,976,504	R$ 2,502,344
Pulp | Europe
Operating segments
Net sales revenue	2,810,899	2,262,162	1,962,469
Pulp | North America
Operating segments
Net sales revenue	1,340,907	966,789	898,442
Pulp | South and Central America
Operating segments
Net sales revenue	48,902	90,719	71,725
Pulp | Africa
Operating segments
Net sales revenue			5,323
Paper
Operating segments
Net sales revenue	4,660,104	3,660,179	3,695,039
Cost of sales	(2,956,419)	(2,559,268)	(2,480,933)
Gross profit	R$ 1,703,685	R$ 1,100,911	R$ 1,214,106
Gross margin	36.60%	30.10%	32.90%
Operating income (expenses)	R$ (886,347)	R$ (749,449)	R$ (653,608)
Selling expenses	(385,857)	(259,446)	(239,212)
General and administrative expenses	(549,350)	(343,833)	(277,615)
Other operating income (expenses), net	41,284	(152,042)	(129,654)
Equity pick-up	7,576	5,872	(7,127)
Operating profit before net financial income	R$ 817,337	R$ 351,462	R$ 560,498
Operating margin (%)	17.50%	9.60%	15.20%
Income (loss) before income taxes	R$ 817,337	R$ 351,462	R$ 560,498
Net income (loss) for the year	R$ 817,337	R$ 351,462	R$ 560,498
Profit margin for the year (%)	17.50%	9.60%	15.20%
Depreciation, depletion and amortization	R$ 457,842	R$ 395,498	R$ 397,296
Total assets	7,487,686	6,336,499	6,830,676
Total liabilities	R$ 701,802	R$ 643,594	R$ 704,409
Products sold (in tons) | T	1,255,637	1,190,108	1,188,404
Paper | Domestic
Operating segments
Net sales revenue	R$ 3,307,076	R$ 2,597,838	R$ 2,572,428
Products sold (in tons) | T	878,374	815,917	826,408
Paper | Foreign
Operating segments
Net sales revenue	R$ 1,353,028	R$ 1,062,341	R$ 1,122,611
Products sold (in tons) | T	377,263	374,190	361,996
Paper | Asia
Operating segments
Net sales revenue	R$ 101,695	R$ 32,950	R$ 32,054
Paper | Europe
Operating segments
Net sales revenue	225,111	139,572	143,036
Paper | North America
Operating segments
Net sales revenue	210,831	254,971	327,718
Paper | South and Central America
Operating segments
Net sales revenue	774,730	608,445	568,253
Paper | Africa
Operating segments
Net sales revenue	40,661	26,404	51,550
Not segmented
Operating segments
Operating income (expenses)		48,517
Other operating income (expenses), net		48,517
Operating profit before net financial income		48,517
Financial result, net	(4,842,513)	(1,018,840)	1,121,720
Income (loss) before income taxes	(4,842,513)	(970,323)	1,121,720
Income taxes	154,516	(438,618)	(718,889)
Net income (loss) for the year	(4,687,997)	(1,408,941)	402,831
Total assets	26,646,891	3,288,203	4,775,427
Total liabilities	40,534,866	15,628,539	17,726,545
Controlling interest equity	12,012,007	11,616,611	10,124,989
Non-controlling interest in subsidiaries' equity	13,928
Total equity	R$ 12,025,935	R$ 11,616,611	R$ 10,124,989